Loans Receivable (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, allowance for credit loss	$ 785,000	$ 0
Grupo Hanhei Moneymatic [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Extended loans receivables		181,816
Loans receivable additions per month	25,000
Accounts receivable, allowance for credit loss	371,316
Loans and leases receivable, related parties	100,000
Grupo Hanhei Moneymatic [Member] | Other Operating Income (Expense) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other asset impairment charges	371,316
Neighbor Inc Swipeby [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, allowance for credit loss	785,000
Loans receivable with fixed rates of interest		8
Loans and leases receivable, related parties		$ 65,000
Neighbor Inc Swipeby [Member] | Other Operating Income (Expense) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other asset impairment charges	$ 785,000